ISSUANCE OF ORDINARY SHARES (Details) - USD ($)	1 Months Ended
	Jan. 22, 2014	Jun. 30, 2017	Dec. 31, 2016
REFERRED SHARES [Line Items]
Authorized capital		$ 10,000
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, par value		$ 0.00002	$ 0.00002
Issuance of shares	$ 126,300,000
Ordinary shares, shares issued		131,909,274	128,456,466
Ordinary shares, shares outstanding		130,186,074	126,733,266
Issuance of shares (in shares)	15,000,000
American Depositary Shares [Member]
REFERRED SHARES [Line Items]
Issuance of shares (in shares)	3,750,000